Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Segment Reporting
4. Segment reporting
The Group has determined the operating segments based on the reports reviewed by the Board of Directors, which is considered the Chief Operating Decision Maker (“CODM”) as defined under IFRS 8 — Operating Segments (“IFRS 8”), for the purposes of allocating resources and assessing the performance of the Group.
The Group is organized in two operating and reportable segments, based on a brand perspective, as described below:
•Zegna Segment — Includes all activities related to the Zegna Branded Products, Textile and Third Party Brands (previously referred to as Strategic Alliances) product lines.
•Thom Browne Segment — Includes all activities related to the Thom Browne brand.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the key profit measure used by the CODM to assess performance and allocate resources to the Group’s operating segments, as well as to analyze operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT is defined as profit or loss before income taxes plus financial income, financial expenses, exchange losses and the result from investments accounted for using the equity method, adjusted for income and costs which are significant in nature and that management considers not reflective of underlying operating activities, including, for one or all of the periods presented and as further described below, impairment of leased and owned stores, costs related to the Business Combination, a special donation to the UNHCR, severance indemnities and provision for severance expenses, proceeds to exit an existing lease agreement (key money) and certain costs related to the Agnona disposal.
Transactions between segments are processed at arm’s length and primarily relate to inter-segment sale. No allocations of common costs are made across the segments.
No measures of assets or liabilities by segment are reported to the CODM. Therefore, the related information is not provided.
The following tables summarize selected financial information by segment for the six months ended June 30, 2022 and 2021.

	For the six months ended June 30, 2022
(€ thousands)	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated
Revenues with third parties	543,827	185,166	—	728,993
Inter-segment revenues	9,139	603	(9,742)	—
Revenues	552,966	185,769	(9,742)	728,993
Depreciation and amortization	(73,755)	(10,709)	—	(84,464)
Adjusted EBIT	51,116	31,562	—	82,678
Impairment of leased and owned stores(1)				(3,309)
Costs related to the Business Combination(2)				(1,090)
Special donation to the UNHCR(3)				(1,000)
Severance indemnities and provision for severance expenses(4)				(912)
Proceeds to exit lease (key money)(5)				5,000
Financial income				15,901
Financial expenses				(41,965)
Exchange losses				(9,893)
Result from investments accounted for using the equity method				2,661
Profit before taxes				48,071
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(1)Includes impairments of leased and owned stores, of which €2,764 thousand relates to right-of-use assets, €530 thousand relates to property, plant and equipment and €15 thousand relates to intangible assets. This amount is recorded within the line item “depreciation, amortization and impairment of assets” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment.
(2)Includes €1,090 thousand, relating to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within the line item “personnel costs” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment for €1,043 thousand and to the Thom Browne segment for €47 thousand. For additional information see Note 23 — Share-based payments.
(3)Relates to a donation of €1,000 thousand to the United Nations High Commissioner for Refugees (UNHCR) to support initiatives related to the humanitarian emergency in Ukraine. This amount is recorded within the line item “other operating costs” in the semi-annual condensed consolidated statement of profit and loss for the six months ended June 30, 2022 and relates to the Zegna segment.
(4)Relates to severance indemnities of the Zegna segment of €912 thousand, which are recorded within the line item “personnel costs” in the semi-annual condensed consolidated statement of profit and loss.
(5)Relates to proceeds of €5,000 thousand received from a new tenant in order for Zegna to withdraw from an existing lease agreement of a commercial property. This amount is recorded within the line item “other income” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment.

	For the six months ended June 30, 2021
(€ thousands)	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated
Revenues with third parties	461,122	142,218	—	603,340
Inter-segment revenues	4,777	335	(5,112)	—
Revenues	465,899	142,553	(5,112)	603,340
Depreciation and amortization	(67,523)	(6,821)	—	(74,344)
Adjusted EBIT	38,984	27,829	—	66,813
Impairment of leased and owned stores(1)				(4,261)
Severance indemnities and provision for severance expenses(2)				(6,642)
Agnona disposal(3)				(4,164)
Financial income				32,531
Financial expenses				(16,685)
Exchange losses				(2,728)
Result from investments accounted for using the equity method				(346)
Profit before taxes				64,518
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(1)Includes impairments of leased and owned stores, of which €3,893 thousand relates to right-of-use assets, €353 thousand relates to property, plant and equipment and €15 thousand relates to intangible assets. This amount is recorded within the line item “depreciation, amortization and impairment of assets” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment.
(2)Relates to severance indemnities of the Zegna segment of €6,642 thousand, which are recorded within the line item “personnel costs” in the semi-annual condensed consolidated statement of profit and loss.
(3)Includes €4,020 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group is required to compensate the company in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona. This amount is recorded within the line item “write downs and other provisions” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment.
Segment reporting
The Group has determined the operating segments based on the reports reviewed by the Board of Directors, which is considered the Chief Operating Decision Maker (“CODM”) as defined under IFRS 8 — Operating Segments (“IFRS 8”), for the purposes of allocating resources and assessing the performance of the Group.
The Group is organized in two operating and reportable segments, based on a brand perspective, as described below:
1.Zegna Segment — Includes all activities related to the Zegna Branded Products, Textile and Third Party Brands (previously referred to as Strategic Alliances) product lines.
2.Thom Browne Segment — Includes all activities related to the Thom Browne brand.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the key profit measure used by the CODM to assess performance and allocate resources to the Group’s operating segments, as well as to analyze operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT is defined as profit or loss before income taxes, financial income, financial expenses, exchange gains/(losses), result from investments accounted for using the equity method and impairments of investments accounted for using the equity method, adjusted for income and costs which are significant in nature and that management considers not reflective of ongoing operational activities, including costs related to the Business Combination, severance indemnities and provision for severance expenses, impairment of property, plant and equipment and right-of-use assets, certain costs related to lease agreements and certain other items.
Transactions between segments are processed at arm’s length and primarily relate to intersegment sale. No allocations of common costs are made across the segments.
No measures of assets or liabilities by segment are reported to the CODM. Therefore, the related information is not provided.
The following tables summarize selected financial information by segment for the years ended December 31, 2021, 2020 and 2019.

(Euro thousands)	For the year ended December 31, 2021
	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated
Revenues with third parties	1,029,005	263,397	—	1,292,402
Inter-segment revenues	6,170	669	(6,839)	—
Revenues	1,035,175	264,066	(6,839)	1,292,402
Depreciation and amortization	(137,502)	(17,173)	—	(154,675)
Adjusted EBIT	111,018	38,097	—	149,115
Costs related to the Business Combination (1)				(205,059)
Costs related to lease agreements (2)				(15,512)
Severance indemnities and provision for severance expenses				(8,996)
Impairment of property, plant and equipment and right-of-use assets (3)				(8,692)
Other adjustments (4)				(4,884)
Financial income				45,889
Financial expenses				(43,823)
Foreign exchange gains/(losses)				(7,791)
Result from investments accounted for using the equity method				2,794
Loss before taxes				(96,959)
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(1)Costs related to the Business Combination include:
a)Euro 114,963 thousand relating to share-based payments for listing services recognized as the excess of the fair value of Zegna ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, in accordance with IFRS 2. This amount is recorded within the line item “other operating costs” in the consolidated statement of profit and loss.
b)Euro 37,906 thousand for the issuance of 5,031,250 Zegna ordinary shares to the holders of IIAC class B shares to be held in escrow. The release of these shares from escrow is subject to achievement of certain targets within a seven-year period. This amount is recorded within the line item “other operating costs” in the consolidated statement of profit and loss.
c)Euro 34,092 thousand for transaction costs related to the Business Combination incurred by Zegna, including costs for bank services, legal advisors and other consultancy fees. This amount is recorded within the line item “purchased, outsourced and other costs” in the consolidated statement of profit and loss.
d)Euro 10,916 thousand for the Zegna family’s grant of a Euro 1,500 special gift to each employee of the Zegna group as result of the Company’s listing completed on December 20, 2021. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
e)Euro 5,380 thousand relating to grant of performance share units, which each represent the right to receive one Zegna ordinary share, to the Group’s Chief Executive Officer, other Zegna directors, key executives with strategic responsibilities and other employees of the Group, all subject to certain vesting conditions. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss. For additional information please refer to Note 42 - Related party transactions.
f)Euro 1,236 thousand related to the fair value of private warrants issued, pursuant to the Business Combination, to certain Zegna non-executive directors. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
g)Euro 566 thousand related to the write-off of non-refundable prepaid premiums for directors’ and officers’ insurance. This amount is recorded within the line item “personnel costs” in the consolidated statement of profit and loss.
(2)Costs related to lease agreements for the year ended December 31, 2021, include (i) €12,192 thousand of provisions relating to a lease agreement in the US following an unfavorable legal claim judgment against the Group (recorded within “write downs and other provisions” in the consolidated statement of profit and loss), (ii) €1,492 thousand of legal expenses related to a lease agreement in Italy (recorded within “other operating costs” in the consolidated statement of profit and loss) and (iii) €1,829 thousand in accrued property taxes related to a lease agreement in the UK (recorded within “write downs and other provisions” in the consolidated statement of profit and loss). Costs related to lease agreements for the year ended December 31, 2020 include €3,000 thousand for legal expenses related to a lease agreement in the UK, incurred in the second half of 2020 (recorded within the line item “write downs and other provisions” in the consolidated statement of profit and loss).
(3)Includes impairment relating to the Group’s DOSs.
(4)Other adjustments for the year ended December 31, 2021 include €6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate the company in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona (both of which are recorded within the line item “write downs and other provisions” in the consolidated statement of profit and loss), partially offset by other income of €1,266 thousand relating to the sale of rights to build or develop airspace above a building in the United States (this amount is recorded within the line item “other income” in the consolidated statement of profit and loss).

(Euro thousands)	For the year ended December 31, 2020
	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated
Revenues with third parties	835,244	179,489	—	1,014,733
Inter-segment revenues	8,074	305	(8,379)	—
Revenues	843,318	179,794	(8,379)	1,014,733
Depreciation and amortization	(153,962)	(12,243)	—	(166,205)
Adjusted EBIT	(8,981)	28,994	—	20,013
Donations related to the COVID-19 pandemic				(4,482)
Costs related to lease agreements				(3,000)
Impairment of property, plant and equipment and right-of-use assets				(19,725)
Severance indemnities and provision for severance expenses				(12,308)
Impairment on held for sale assets				(3,053)
Financial income				34,352
Financial expenses				(48,072)
Foreign exchange gains/(losses)				13,455
Result from investments accounted for using the equity method				(4,205)
Impairments of investments accounted for using the equity method				(4,532)
Loss before taxes				(31,557)

(Euro thousands)	For the year ended December 31, 2019
	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated
Revenues with third parties	1,160,731	160,596	—	1,321,327
Inter-segment revenues	5,180	604	(5,784)	—
Revenues	1,165,911	161,200	(5,784)	1,321,327
Depreciation and amortization	(160,381)	(7,829)	—	(168,210)
Adjusted EBIT	91,385	15,889	—	107,274
Impairment of property, plant and equipment and right-of-use assets				(8,858)
Severance indemnities and provision for severance expenses				(9,777)
Financial income				22,061
Financial expenses				(37,492)
Foreign exchange gains/(losses)				(2,441)
Result from investments accounted for using the equity method				(1,534)
Profit before taxes				69,233
The following table summarizes non-current assets (other than financial instruments and deferred tax assets) by geography at December 31, 2021 and 2020.

(Euro thousands)	At December 31,
	2021	2020
EMEA (1)	273,926	355,668
of which Italy	166,467	185,085
North America (2)	507,379	572,384
of which United States	503,496	534,472
Latin America (3)	4,690	5,625
APAC (4)	143,616	121,057
of which Greater China Region	70,828	93,225
of which Japan	22,387	6,219
Total non-current assets (other than financial instruments and deferred tax assets)	929,611	1,054,734
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(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Latin America includes Mexico, Brazil and other Central and South American countries.
(4)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.